Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	PEO-Michael Weening (President & CEO)		PEO - Carl Russo (Former CEO)				Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (3)	Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (5)	Net Income (in millions) ($) (6)	Non-GAAP Operating Income (in millions) ($) (7)
2024	8,265,659	2,278,161	n/a	n/a	6,507,529	2,816,175	436	203	(30)	31
2023	7,155,795	(13,126,694)	n/a	n/a	6,461,941	(2,804,301)	546	147	29	123
2022	22,278,030	17,458,995	3,866,660	(1,092,938)	6,724,491	5,951,904	855	122	41	99
2021	n/a	n/a	7,726,910	30,362,780	4,914,250	15,939,257	1,000	152	238	96
2020	n/a	n/a	6,894,750	13,878,750	4,303,652	9,778,865	372	101	33	64

Company Selected Measure Name	Non-GAAP Operating Income
Named Executive Officers, Footnote	These amounts reflect the total compensation, as disclosed in the Summary Compensation Table, paid to our CEO (Mr. Weening in 2024, 2023 and 2022 and Mr. Russo in 2022, 2021 and 2020) and the average total compensation for our non-PEO NEOs in 2024, 2023, 2022, 2021 and 2020.
The chart below outlines our non-PEO NEOs for 2024, 2023, 2022, 2021 and 2020:

2024	2023	2022	2021	2020
—	—	—	Michael Weening	Michael Weening
Cory Sindelar	Cory Sindelar	Cory Sindelar	Cory Sindelar	Cory Sindelar
J. Matthew Collins	J. Matthew Collins	J. Matthew Collins	J. Matthew Collins
Shane Eleniak	Shane Eleniak	Shane Eleniak	Shane Eleniak
*In 2020, we only had three NEOs (including Mr. Russo, who was our CEO).

Peer Group Issuers, Footnote	The peer group reflects the S&P 500 Communications Equipment Index, assuming a fixed investment of $100 as of December 31, 2019.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid represents the total compensation from the Summary Compensation Table for each of our CEOs and the average total compensation for our non-PEO NEOs as adjusted to reflect changes in the fair value of our outstanding stock option awards in accordance with Item 402(v) of Regulation S-K. The tables below detail the adjustments for 2024, 2023, 2022 and 2021.

		2024		2023		2022			2021		2020
		PEO (Weening) ($)	Average Non-PEO NEOs ($)	PEO (Weening) ($)	Average Non-PEO NEOs ($)	PEO (Weening) ($)	PEO (Russo) ($)	Average Non-PEO NEOs ($)	PEO (Russo) ($)	Average Non-PEO NEOs ($)	PEO (C. Russo) ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total		8,265,659	6,507,529	7,155,795	6,461,941	22,278,030	3,866,660	6,724,491	7,726,910	4,914,250	6,894,750	4,303,652
- Stock and Option Awards (a)		6,408,535	5,493,030	5,299,670	5,450,783	20,450,550	3,092,910	6,044,912	6,656,130	3,975,430	4,952,000	2,731,118
	+ Year End Fair Value of Equity Awards Granted in the Applicable Year	3,929,602	3,464,055	4,057,125	2,886,875	20,410,000	3,925,000	7,326,667	12,651,000	5,865,454	11,936,000	2,766,000
Equity Award Adjustments (b)	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	(1,661,550)	(649,151)	(8,585,504)	(2,897,883)	(1,314,712)	(1,423,500)	(511,700)	13,625,000	7,298,173	—	4,313,081
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(1,847,015)	(1,013,228)	(10,454,440)	(3,804,451)	(3,463,773)	(4,368,188)	(1,542,642)	3,016,000	1,836,810	—	1,127,249
Compensation Actually Paid		2,278,161	2,816,175	(13,126,694)	(2,804,301)	17,458,995	(1,092,938)	5,951,904	30,362,780	15,939,257	13,878,750	9,778,865
(a)Reflects the grant date fair value of stock option awards as disclosed in the Summary Compensation Table for the applicable year.
(b)These amounts represent the sum of the fair value of all stock option awards granted during the covered year, measured at the end of the year plus the change in the fair value of unvested stock option awards granted in prior years, measured at the end of the covered year (or, for stock option awards that vested in the covered year, as of the vesting date). Fair value is calculated in accordance with ASC Topic 718. For performance-based stock options, we have assumed achievement of performance goals at maximum (i.e., 100% of target).

Non-PEO NEO Average Total Compensation Amount	$ 6,507,529	$ 6,461,941	$ 6,724,491	$ 4,914,250	$ 4,303,652
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,816,175	(2,804,301)	5,951,904	15,939,257	9,778,865
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid represents the total compensation from the Summary Compensation Table for each of our CEOs and the average total compensation for our non-PEO NEOs as adjusted to reflect changes in the fair value of our outstanding stock option awards in accordance with Item 402(v) of Regulation S-K. The tables below detail the adjustments for 2024, 2023, 2022 and 2021.

		2024		2023		2022			2021		2020
		PEO (Weening) ($)	Average Non-PEO NEOs ($)	PEO (Weening) ($)	Average Non-PEO NEOs ($)	PEO (Weening) ($)	PEO (Russo) ($)	Average Non-PEO NEOs ($)	PEO (Russo) ($)	Average Non-PEO NEOs ($)	PEO (C. Russo) ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total		8,265,659	6,507,529	7,155,795	6,461,941	22,278,030	3,866,660	6,724,491	7,726,910	4,914,250	6,894,750	4,303,652
- Stock and Option Awards (a)		6,408,535	5,493,030	5,299,670	5,450,783	20,450,550	3,092,910	6,044,912	6,656,130	3,975,430	4,952,000	2,731,118
	+ Year End Fair Value of Equity Awards Granted in the Applicable Year	3,929,602	3,464,055	4,057,125	2,886,875	20,410,000	3,925,000	7,326,667	12,651,000	5,865,454	11,936,000	2,766,000
Equity Award Adjustments (b)	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	(1,661,550)	(649,151)	(8,585,504)	(2,897,883)	(1,314,712)	(1,423,500)	(511,700)	13,625,000	7,298,173	—	4,313,081
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(1,847,015)	(1,013,228)	(10,454,440)	(3,804,451)	(3,463,773)	(4,368,188)	(1,542,642)	3,016,000	1,836,810	—	1,127,249
Compensation Actually Paid		2,278,161	2,816,175	(13,126,694)	(2,804,301)	17,458,995	(1,092,938)	5,951,904	30,362,780	15,939,257	13,878,750	9,778,865
(a)Reflects the grant date fair value of stock option awards as disclosed in the Summary Compensation Table for the applicable year.
(b)These amounts represent the sum of the fair value of all stock option awards granted during the covered year, measured at the end of the year plus the change in the fair value of unvested stock option awards granted in prior years, measured at the end of the covered year (or, for stock option awards that vested in the covered year, as of the vesting date). Fair value is calculated in accordance with ASC Topic 718. For performance-based stock options, we have assumed achievement of performance goals at maximum (i.e., 100% of target).

Compensation Actually Paid vs. Total Shareholder Return
The table below shows the relationship between the compensation actually paid to the PEOs and Average non-PEO NEOs relative to Total Shareholder Return (“TSR”) for Calix and the peer group for 2024, 2023, 2022, 2021, and 2020.

Compensation Actually Paid vs. Net Income
The table below shows the relationship between the compensation actually paid to the PEOs and Average non-PEO NEOs relative to net income and non-GAAP operating income for 2024, 2023, 2022, 2021 and 2020.
(1)Non-GAAP Operating Income is defined as operating income on a GAAP basis less certain items that are not considered indicative of our performance, consisting of: stock-based compensation, intangible asset amortization and other charges. Reconciliation of these non-GAAP amounts to GAAP is provided in Appendix C.

Compensation Actually Paid vs. Company Selected Measure
The table below shows the relationship between the compensation actually paid to the PEOs and Average non-PEO NEOs relative to net income and non-GAAP operating income for 2024, 2023, 2022, 2021 and 2020.
(1)Non-GAAP Operating Income is defined as operating income on a GAAP basis less certain items that are not considered indicative of our performance, consisting of: stock-based compensation, intangible asset amortization and other charges. Reconciliation of these non-GAAP amounts to GAAP is provided in Appendix C.

Total Shareholder Return Amount	$ 436	546	855	1,000	372
Peer Group Total Shareholder Return Amount	203	147	122	152	101
Net Income (Loss)	$ (30,000,000)	$ 29,000,000	$ 41,000,000	$ 238,000,000	$ 33,000,000
Company Selected Measure Amount	31	123	99	96	64
PEO Name	Mr. Weening		Mr. Russo	Mr. Russo
Additional 402(v) Disclosure	Total Shareholder Return for each year is based on an initial fixed investment of $100 in our stock on December 31, 2019.The dollar amounts reported reflect our net income as reported in our audited financial statements for each applicable year.
The Company and the Talent and Compensation Committee consider the below metrics to have the greatest influence on executive pay for our PEO and other NEOs: Bookings, Revenue, Non-GAAP Gross Margin and Non-GAAP Operating Income.

Measure:: 1
Pay vs Performance Disclosure
Name	Bookings
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Non-GAAP Measure Description	The dollar amounts represent the most important financial performance measure not otherwise reported in the above table that is used by the Company to link actual compensation paid during the most recent year to the Company’s performance, as required pursuant to Item 402(v) of Regulation S-K. Non-GAAP Operating Income is defined as operating income on a GAAP basis less certain items that are not considered indicative of our performance, consisting of: stock-based compensation, intangible asset amortization and other charges. Reconciliation of these non-GAAP amounts to GAAP is provided in Appendix C.
Michael Weening [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,265,659	$ 7,155,795	$ 22,278,030
PEO Actually Paid Compensation Amount	2,278,161	$ (13,126,694)	17,458,995
PEO Name		Mr. Weening
Carl Russo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,866,660	$ 7,726,910	$ 6,894,750
PEO Actually Paid Compensation Amount			(1,092,938)	30,362,780	13,878,750
PEO Name		Mr. Russo
PEO | Michael Weening [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,408,535)	$ (5,299,670)	(20,450,550)
PEO | Michael Weening [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,929,602	4,057,125	20,410,000
PEO | Michael Weening [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,661,550)	(8,585,504)	(1,314,712)
PEO | Michael Weening [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,847,015)	(10,454,440)	(3,463,773)
PEO | Carl Russo [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,092,910)	(6,656,130)	(4,952,000)
PEO | Carl Russo [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,925,000	12,651,000	11,936,000
PEO | Carl Russo [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,423,500)	13,625,000	0
PEO | Carl Russo [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,368,188)	3,016,000	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,493,030)	(5,450,783)	(6,044,912)	(3,975,430)	(2,731,118)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,464,055	2,886,875	7,326,667	5,865,454	2,766,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(649,151)	(2,897,883)	(511,700)	7,298,173	4,313,081
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,013,228)	$ (3,804,451)	$ (1,542,642)	$ 1,836,810	$ 1,127,249